LEASE	12 Months Ended
Sep. 30, 2021
LEASE
LEASE

NOTE 13 – LEASE

As of September 30, 2021, the Company has one factory lease with expiration date through December 2025. For the years ended September 30, 2021, 2020 and 2019, the lease expenses were $109,346, $71,826 and $10,470, respectively. Balance sheet information related to the Company’s operating leases as of September 30, 2021 and 2020 was as follows:

	As of	As of
	September 30,	September 30,
	2021	2020
Operating Lease Assets:
Operating Lease	$118,154	$243,874
Total operating lease assets	118,154	243,874
Operating lease obligations:
Current operating lease liabilities	55,847	82,468
Non-current operating lease liabilities	106,180	155,723
Total Lease liabilities	$162,027	$238,191

Remaining Lease Term Operating Lease	2.07 years	3.07 years
Discount rate	5.5%	5.5%

Lease liability maturities as of September 30, 2021, are as follows:

Operating,
lease
2021	61,939
2022	30,969
2023	30,969
2024	30,969
2025	23,229
Total minimum lease payments	$178,075
Less: Amount representing interest	(16,048)
Total	$162,027